Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial assets, other than cash and short-term deposits
	At December 31	At December 31	At December 31
	2021	2020	2019
	£’000	£’000	£’000
Financial assets at amortized cost
Trade receivables	14,796	7,243	291
Contract assets	3,451	599	8
Lease deposits	5,124	2,653	1,675

Total financial assets	23,371	10,495	1,974

Current	18,247	10,495	1,974
Non-current	5,124	-	-

Schedule of interest-bearing loans and borrowings
	Interest rate		At December 31 2021	At December 31 2020	At December 31 2019
	%	Maturity	£’000	£’000	£’000
Current
Lease liabilities	1 – 8%	Within one year	18,826	6,540	1,510
Bank loans	Base rate + 3.25% – 3.75% 2.5% – 7.67%	Within one year	635	-	-
Stocking loans	Base rate + 0.5% – 3%	On earlier of sale or 180 days / Within one year	169,170	86,709	32,477
Subscription facilities	Base rate +1.7% – 3.7% +3.15 – 6%	Within one year	10,188	-	-
Mortgages	Base rate + 2%	Within one year	547	1,368	-
			199,366	94,617	33,987

Non-current
Lease liabilities	1 – 8%	2023 – 2117	71,574	41,508	4,358
Bank loans	Base rate + 3.25% – 3.75% 2.5% – 7.67%	2023 – 2025	815	-	-
Stocking loans	Base rate + 3%	2023	8,809	-	-
Subscription facilities	Base rate + 1.7% – 3.7% 4.05% – 6%	2023 – 2025	56,987	-	-
Mortgages	Base rate + 2%	2023 – 2025	1,502	2,126	-
			139,687	43,634	4,358

	At December 31	At December 31	At December 31
	2021	2020	2019
	£’000	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	42,692	-	-

Current	-	-	-
Non-current	42,692	-	-

Schedule of profit before tax is affected through the impact on floating rate borrowings
	Increase/decrease	Effect on profit before tax 2021	Effect on profit before tax 2020
	in basis points	£’000	£’000
Loans and borrowings	+100	(1,393)	(298)
Loans and borrowings	-100	95	200

Schedule of exposure to foreign currency changes for all other currencies is not material
	Increase/decrease	Effect on profit before tax	Effect on pre-tax equity
	in EUR rate	£’000	£’000
2021	+5%	(1,336)	(1,170)
	-5%	1,336	1,170
2020	+5%	-	-
	-5%	-	-

Schedule of financial liabilities based upon contractual undiscounted payments
	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2021	£’000	£’000	£’000	£’000

Bank loans	741	869	-	1,610
Stocking loans	169,170	8,809	-	177,979
Subscription facilities	12,155	65,797	-	77,952
Lease liabilities	18,917	46,772	34,526	100,215
Mortgages	600	1,653	-	2,253
Trade payables	29,224	-	-	29,224
Total	230,807	123,900	34,526	389,233

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2020	£’000	£’000	£’000	£’000

Stocking loans	86,709	-	-	86,709
Lease liabilities	7,603	25,243	21,052	53,898
Mortgages	1,385	2,230	-	3,615
Trade payables	12,668	-	-	12,668
Total	108,365	27,473	21,052	156,890

	Less than one year	1 to 5 years	Over 5 years	Total
At December 31, 2019	£’000	£’000	£’000	£’000

Stocking loans	32,477	-	-	32,477
Lease liabilities	1,429	4,943	-	6,372
Trade payables	1,867	-	-	1,867
Total	35,773	4,943	-	40,716

Schedule of changes in liabilities arising from financial activities
	Bank loans	Stocking loans	Subscription facilities	Lease liabilities	Mortgages	Warrants	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000

At December 31, 2019	-	32,477	-	5,868	-	-	38,345

New leases	-	-	-	19,850	-	-	19,850
Acquisition of subsidiary	-	33,870	-	27,972	3,937	-	65,779
Issue of debt	-	216,444	-	-	-	-	216,444
Repayment	-	(196,082)	-	(6,294)	(443)	-	(202,819)
Interest on lease liabilities	-	-	-	652	-	-	652

At December 31, 2020	-	86,709	-	48,048	3,494	-	138,251

New leases	-	-	-	26,228	-	-	26,228
Acquisition of subsidiaries	1,468	-	19,878	36,352	-	6,566	64,264
Issue of debt	30	665,325	107,683	-	-	-	773,038
Repayment	(48)	(574,055)	(60,386)	(18,597)	(1,445)	-	(654,531)
Terminations	-	-	-	(2,969)	-	-	(2,969)
Interest on lease liabilities	-	-	-	1,338	-	-	1,338
Warrants issued and exercised	-	-	-	-	-	62,695	62,695
Fair value movements	-	-	-	-	-	(26,569)	(26,569)
At December 31, 2021	1,450	177,979	67,175	90,400	2,049	42,692	381,745

Schedule of stocking loans are used specifically by the group to finance the purchase of inventory
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Inventory	364,585	114,694	42,970
Stocking loans	(177,979)	(86,709)	(32,477)
Net inventory	186,606	27,985	10,493

Cash and cash equivalents	192,629	243,524	34,539